Income Taxes (Reconciliatoin Of The Unrecognized Tax Benefits Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Beginning Balance	$ 3,649	$ 3,645
Additions for current year tax positions	727	866
Decreases for prior year tax positions		(862)
Ending Balance	$ 4,376	$ 3,649